Leases - Lease Term and Discount Rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term - operating leases (years)	14 years 9 months 18 days	16 years
Weighted average remaining lease term - finance leases (years)	3 years 3 months 18 days	4 years 2 months 12 days
Weighted average discount rate - operating leases (percent)	9.50%	7.10%
Weighted average discount rate - finance leases (percent)	5.20%	5.20%